CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, Ivy Funds (1933 Act File No. 033-45961; 1940 Act File No. 811-06569) (“Registrant”) hereby certifies that (a) the form of Prospectus and Statement of Additional Information used with respect to Ivy Targeted Return Bond Fund, a series of the Registrant, does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 110 (“Amendment No. 110”) to its Registration Statement on Form N-1A, which is Registrant’s most recent post-effective amendment, and (b) Amendment No. 110 was filed electronically.

IVY FUNDS

Dated: January 8, 2016	By:	/s/Philip A. Shipp
Philip A. Shipp
Assistant Secretary